Loans (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Recorded investment in non-accrual loans	$ 1,338	$ 2,285
Commercial Real Estate Construction [Member]
Recorded investment in non-accrual loans		173
Commercial Real Estate Other [Member]
Recorded investment in non-accrual loans	486	1,454
Consumer Real Estate [Member]
Recorded investment in non-accrual loans	77
Consumer Other [Member]
Recorded investment in non-accrual loans	25	7
One-to-Four Family Residential Real Estate [Member]
Recorded investment in non-accrual loans
Commercial Loans [Member]
Recorded investment in non-accrual loans	$ 750	$ 651